Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital Abstract
Disclosure of classes of share capital

Share issue costs related to the September 2020 Offering totaled $1,518, which included $1,283 in commissions and $235 in other issuance costs. A reconciliation of the impact of the September 2020 Offering on share capital is as follows:

	Number of common shares	Impact on share capital
Flow-through shares issued at $3.50 per share	5,000,000	$17,500
Less: flow-through share premium liability (note 11)	-	(7,500)
Common shares issued at $2.00 per share	2,750,000	5,500
Cash share issue costs	-	(1,518)
Proceeds net of share issue costs	7,750,000	$13,982

Share issue costs related to the February 2020 Offering totaled $247, which included $59 in commissions and $188 in other issuance costs. A reconciliation of the impact of the February 2020 Offering on share capital is as follows:

	Number of common shares	Impact on share capital
Common shares issued at $2.37 per share	6,333,984	$15,000
Cash share issue costs	-	(247)
Proceeds net of share issue costs	6,333,984	$14,753